Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,546,875.00
Previously Paid Amount	3,560.85
Total Fee Amount	4,474.04
Total Offset Amount
Net Fee	$ 913.19